13F-HR
				3/31/04

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 March 31,2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             March 31,2004

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$54,884

List of Other Included Managers:		None


Name of Issuer          Class         Cussip      Value (x1000) Shares
Aladdin Knowledge       common        m0392n101    936             50000
Alliant Techsystems     common        018804104    602             11058
Amedisys                common        023436108    1474            60000
Amgen                   common        031162100    659             11332
Ask Jeeves              common        045174109    1429            40000
Blue Coat Systems       common        09534t508    2143            40000
Brooktrout              common        114580103    1389            70000
C I S C O               common        17275R102    686             29110
Candela                 common        136907102    1375           100000
Cephalon                common        156708109    752             13121
Citigroup               common        172967101    621             12003
Comcast                 common        20030n101    621             21605
Copart                  common        217204106    1521            70000
Dell Computer           common        24702r101    692             20572
Encore Wire             common        292562105    1936            52000
Escalon Medical         common        296074305    1244            55000
Exxon Mobil             common        30231G102    590             14178
General Electric        common        369604103    579             18965
General Maritime        common        y2692m103    1258            50000
Gilead Sciences         common        375558103    554              9982
Harman                  common        413086109    682              8570
Infospace.com           common        45678T201    1360            35000
Intel                   common        458140100    597             21944
Lennar                  common        526057104    651             12053
Ligand Pharm            common        53220k207    1508            75000
M & T Bank              common        55261f104    531              5906
Marinemax               common        567908108    1382            52000
Microsoft               common        594918104    529             21211
Mobile Telesystems      common        607409109    921              7000
NVR                     common        62944T105    624              1356
New York Community      common        649445103    700             20416
Newfield Exploration    common        651290108    685             14302
Novastar Financial      common        669947400    1319            20000
Novatel Wireless        common        66987m604    1720            80000
Nutraceutical           common        67060y101    1298            60000
Perini                  common        713839108    1103            70000
Petroleum Development   common        716578109    1318            46000
Pfizer                  common        717081103    580             16552
QLT                     common        746927102    1532            60000
Sepracor                common        817315104    1539            32000
Sierra Wireless         common        826516106    1825            50000
Sonic Innovations       common        83545m109    1213           100000
TRM                     common        872636105    1346            75000
Taser                   common        87651b104    1724            22000
Titanium Metals         common        888339207    1595            16000
Transaction Technologiescommon        892918103    1948            50000
Ultra Petroleum         common        903914109    1501            50000
Veritas DGC             common        92343P107    1449            70000
Washington Post         common        939640108    648               733